Description of the Business and Relevant Events	9 Months Ended
Sep. 30, 2025
Description of the Business and Relevant Events [Abstract]
Description of the Business and Relevant Events
Note 1. Description of the Business and Relevant Events

I. Corporate Information

América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company”, “América Móvil”, “AMX”, “we”, “us” and “our”) was incorporated under the laws of Mexico on September 25, 2000. As of September 30, 2025, the Company provides its services in 23 countries or territories. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access and Pay TV, over the top (OTT) and other related services. The Company also sells equipment, accessories and computers.

•       Voice services provided by the Company, both wireless and fixed, mainly include the following: airtime, local, domestic and international long- distance services, and network interconnection services.

•       Data services include value added, corporate networks, data and Internet services.

•       Pay TV represents basic services, as well as pay per view and additional programming and advertising services.

•       AMX provides other related services to advertising in telephone directories, publishing and call center services.

•       The Company also provides video, audio and other media content that is delivered through the internet directly from the content provider to the end user.

In order to provide these services, América Móvil has licenses, permits and concessions (collectively referred to herein as “licenses”) to build, install, operate and exploit public and/or private telecommunications networks and provide miscellaneous telecommunications services (mostly mobile and fixed voice and data services) and to operate frequency bands in the radio-electric spectrum for point-to-point and point-to-multipoint microwave links. The Company holds licenses in the 23 countries where it has networks, and such licenses have different dates of expiration through 2056.

Certain licenses require the payment to the respective governments of a share in sales determined as a percentage of revenues from services under concession. The percentage is set as either a fixed rate or in some cases based on certain size of the infrastructure in operation.

The corporate offices of América Móvil are located in Mexico City, Mexico, at Lago Zurich 245, Colonia Ampliación Granada, Alcaldía Miguel Hidalgo, 11529, Mexico City, Mexico.

The Company’s unaudited interim condensed consolidated financial statements were approved for their issuance by the Chief Financial Officer on October 14, 2025, and subsequent events have been considered through such date.

II.         Relevant events

a)          On May 14, 2025, the shareholders approved the payment of a dividend of Ps. 0.52 (fifty-two peso cents) per share from the retained earnings account, payable in two equal installments, to each of the series “B” shares, subject to adjustments arising from the repurchase or placement of its own shares, or other corporate events; and the establishment of the Company’s shares buyback fund in the amount of Ps. 10 billion, adding to such amount the buyback program fund’s balance as of such date, which may be used as of the date of this meeting and concluding on the date of the annual meeting that approves the Company´s operations for the fiscal year 2025.

b)          On June 30, 2025, the Company issued a US$500 million bond maturing in January 2033 with a 5% coupon.

c)          On July 8, 2025, the Company executed multiple reopenings of its Global Peso-Denominated Notes Program, through which the Company expects to develop a more liquid market for its bonds denominated in pesos. The reopening of the AMX29, AMX31, and AMX34 notes reached an aggregate amount of Ps. 15.5 billion. Notes outstanding under the Global Peso Program totaled Ps. 70 billion as of September 30, 2025.

d)          On July 28, 2025, the Company acquired the totality of the shares held by LLA UK Holding Limited (“LLA”) in Claro Chile SpA, through the exercise of its call option to purchase such shares under the transaction documents entered into by and among Claro Chile SpA, the Company, LLA and certain of their affiliates. This transaction did not require any regulatory approval. As a result of the purchase of the shares held by LLA, the Company owns 100% shares of Claro Chile SpA. Also, the Company is reorganizing the corporate structure, businesses and assets of its Chilean affiliates to continue achieving efficiencies in their existing operations. This restructuring does not affect the interests of holders of debt (including holders of notes) of Claro Chile SpA and subsidiaries.

e)          On September 24, 2025, the Company returned to the euro market with a 5-year 650 million euro bond with a 3% coupon. The yield on the bond was 68 basis points above the mid-swaps reference point. The proceeds will be directed to the payment of short-term debt under the Company's Euro commercial paper program.